Goodwill and Intangible Assets - Change In Goodwill by Segment (Details) - Revelyst Business - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 379,603	$ 395,751
Acquisitions	14,256	316,607
Impairment	(161,714)	(332,755)
Balance at the end of the period	232,145	379,603
Revelyst Precision Sports Technology
Changes in the carrying amount of goodwill
Balance at the beginning of the period	343,429	343,429
Acquisitions	14,256	0
Impairment	(125,540)	0
Balance at the end of the period	232,145	343,429
Revelyst Adventure Sports
Changes in the carrying amount of goodwill
Balance at the beginning of the period	0	12,349
Acquisitions	0	248,254
Impairment	0	(260,603)
Balance at the end of the period	0	0
Revelyst Outdoor Performance
Changes in the carrying amount of goodwill
Balance at the beginning of the period	36,174	39,973
Acquisitions	0	68,353
Impairment	(36,174)	(72,152)
Balance at the end of the period	$ 0	$ 36,174